Changes in Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Adoption of IFRS 9, Financial Instruments

A) Adoption of IFRS 9, “Financial Instruments”

Effective January 1, 2018, the Company adopted IFRS 9, “Financial Instruments” (“IFRS 9”), which replaced IAS 39, “Financial Instruments: Recognition and Measurement” (“IAS 39”). The Company applied the new standard retrospectively and, in accordance with the transitional provisions, comparative figures have not been restated. The adoption of IFRS 9 did not have a material impact on the Company’s Consolidated Financial Statements.

The nature and effects of the key changes to the Company’s accounting policies resulting from the adoption of IFRS 9 are summarized below.

Classification of Financial Assets and Financial Liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVTPL”). The previous IAS 39 categories of held to maturity, loans and receivables and available for sale are eliminated. IFRS 9 bases the classification of financial assets on the contractual cash flow characteristics and the company’s business model for managing the financial asset. Additionally, embedded derivatives are not separated if the host contract is a financial asset within the scope of IFRS 9. Instead, the entire hybrid contract is assessed for classification and measurement.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities. The differences between the two standards did not impact the Company at the time of transition.

Impairment of Financial Assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (“ECL”) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments measured at FVOCI. Under IFRS 9, credit losses will be recognized earlier than under IAS 39.

The ECL model applies to the Company’s receivables. As at June 30, 2018, over 90 percent of the Company’s trade accounts receivable were investment grade, and 99 percent were outstanding for less than 60 days. The average expected credit loss on the Company’s trade accounts receivable was 0.2 percent as at June 30, 2018.

Transition

On January 1, 2018, the Company:

•	Identified the business model used to manage its financial assets and classified its financial instruments into the appropriate IFRS 9 category;
•	Designated certain investments in private equity instruments, that were previously classified as available for sale, as FVOCI; and
•	Applied the ECL model to financial assets classified as measured at amortized cost.

The classification and measurement of financial instruments under IFRS 9 did not have a material impact on the Company’s opening retained earnings as at January 1, 2018. In addition, the application of the ECL model to financial assets classified as measured at amortized cost did not result in a material adjustment on transition.

The following table shows the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 as at January 1, 2018 for each class of the Company’s financial assets and financial liabilities. The Company has no contract assets or debt investments measured at FVOCI.

Measurement Category (1)
Financial Instrument	IAS 39	IFRS 9
Cash and Cash Equivalents	Loans and Receivables	Amortized Cost
Accounts Receivable and Accrued Revenues	Loans and Receivables	Amortized Cost
Risk Management Assets	FVTPL	FVTPL
Equity Investments	Available for Sale Financial Assets	FVOCI
Long-term Receivables	Loans and Receivables	Amortized Cost
Accounts Payable and Accrued Liabilities	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Risk Management Liabilities	FVTPL	FVTPL
Contingent Payment	FVTPL	FVTPL
Short-Term Borrowings	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Long-Term Debt	Financial Liabilities Measured at Amortized Cost	Amortized Cost
(1)	There were no adjustments to the carrying amounts of financial instruments as a result of the change in classification from IAS 39 to IFRS 9.

Adoption of IFRS 15, Revenues From Contracts With Customers

B) Adoption of IFRS 15, “Revenues From Contracts With Customers”

Effective January 1, 2018, the Company adopted IFRS 15, “Revenue From Contracts With Customers” (“IFRS 15”) replacing IAS 11, “Construction Contracts”, IAS 18, “Revenue” and several revenue-related interpretations. Cenovus adopted IFRS 15 using the modified retrospective with cumulative effect approach using the following practical expedients:

•	Electing to apply the standard retrospectively only to contracts that were not completed contracts on January 1, 2018; and
•	For modified contracts, evaluating the original contract together with any contract modifications at the date of initial application.

The adoption of IFRS 15 did not materially impact the timing or measurement of revenue. However, IFRS 15 contains new disclosure requirements.

Update to Significant Accounting Policies

C) Update to Significant Accounting Policies

Financial Instruments

The Company applied IFRS 9 retrospectively, but elected not to restate comparative information. As such, the comparative information provided continues to be accounted for in accordance with the Company’s previous accounting policy found in the annual Consolidated Financial Statements for the year ended December 31, 2017.

The following accounting policy is applicable from January 1, 2018:

Financial instruments are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets and liabilities are not offset unless the Company has the current legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously.

The Company characterizes its fair value measurements into a three-level hierarchy depending on the degree to which the inputs are observable, as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets and liabilities;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

Classification and Measurement of Financial Assets

The initial classification of a financial asset depends upon the Company’s business model for managing its financial assets and the contractual terms of the cash flows. There are three measurement categories into which the Company classified its financial assets:

•

Amortized Cost: Includes assets that are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that represent solely payments of principal and interest;

•

FVOCI: Includes assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets, where its contractual terms give rise on specified dates to cash flows that represent solely payments of principal and interest; or

•	FVTPL: Includes assets that do not meet the criteria for amortized cost or FVOCI and are measured at fair value through profit or loss. This includes all derivative financial assets.

On initial recognition, the Company may irrevocably designate a financial asset that meets the amortized cost or FVOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch. On initial recognition of an equity investment that is not held-for-trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. There is no subsequent reclassification of fair value changes to earnings following the derecognition of the investment. However, dividends that reflect a return on investment continue to be recognized in net earnings. This election is made on an investment-by-investment basis.

At initial recognition, the Company measures a financial asset at its fair value and, in the case of a financial asset not at FVTPL, including transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are recorded as an expense in net earnings.

Financial assets are reclassified subsequent to their initial recognition only if the business model for managing those financial assets changes. The affected financial assets will be reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is derecognized when the rights to receive cash flows from the asset have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Impairment of Financial Assets

The Company recognizes loss allowances for ECLs on its financial assets measured at amortized cost. Due to the nature of its financial assets, Cenovus measures loss allowances at an amount equal to expected lifetime ECLs. Lifetime ECLs are the anticipated ECLs that result from all possible default events over the expected life of a financial asset. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the related financial asset. The Company does not have any financial assets that contain a financing component.

Classification and Measurement of Financial Liabilities

A financial liability is initially classified as measured at amortized cost or FVTPL. A financial liability is classified as measured at FVTPL if it is held-for-trading, a derivative, or designated as FVTPL on initial recognition. The classification of a financial liability is irrevocable.

Financial liabilities at FVTPL (other than financial liabilities designated at FVTPL) are measured at fair value with changes in fair value, along with any interest expense, recognized in net earnings. Other financial liabilities are initially measured at fair value less directly attributable transaction costs and are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in net earnings. Any gain or loss on derecognition is also recognized in net earnings.

A financial liability is derecognized when the obligation is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same counterparty with substantially different terms, or the terms of an existing liability are substantially modified, it is treated as a derecognition of the original liability and the recognition of a new liability. When the terms of an existing financial liability are altered, but the changes are considered non-substantial, it is accounted for as a modification to the existing financial liability. Where a liability is substantially modified it is considered to be extinguished and a gain or loss is recognized in net earnings based on the difference between the carrying amount of the liability derecognized and the fair value of the revised liability. Where a liability is modified in a non-substantial way, the amortized cost of the liability is remeasured based on the new cash flows and a gain or loss is recorded in net earnings.

Derivatives

Derivative financial instruments are used to manage economic exposure to market risks relating to commodity prices, foreign currency exchange rates and interest rates. Policies and procedures are in place with respect to required documentation and approvals for the use of derivative financial instruments. Where specific financial instruments are executed, the Company assesses, both at the time of purchase and on an ongoing basis, whether the financial instrument used in the particular transaction is effective in offsetting changes in fair values or cash flows of the transaction.

Risk management assets and liabilities are derivative financial instruments classified as measured at FVTPL unless designated for hedge accounting. Derivative instruments that do not qualify as hedges, or are not designated as hedges, are recorded using mark-to-market accounting whereby instruments are recorded in the Consolidated Balance Sheets as either an asset or liability with changes in fair value recognized in net earnings as a gain or loss on risk management. The estimated fair value of all derivative instruments is based on quoted market prices or, in their absence, third-party market indications and forecasts.

Revenue Recognition

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. Cenovus recognizes revenue when it transfers control of the product or service to a customer, which is generally when title passes from the Company to its customer.

Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with services provided as agent are recorded as the services are provided.

Cenovus recognizes revenue from the following major products and services:

•	Sale of crude oil, natural gas and NGLs;
•	Sale of petroleum and refined products;
•	Marketing and transportation services; and
•	Fee-for-service hydrocarbon trans-loading services.

The Company satisfies its performance obligations in contracts with customers upon the delivery of crude oil, natural gas, NGLs and petroleum and refined products, which is generally at a point in time. Performance obligations for marketing, transportation services and trans-loading services are satisfied over time as the service is provided. Cenovus sells its production of crude oil, natural gas, NGLs and petroleum and refined products pursuant to variable price contracts. The transaction price for variable price contracts is based on the commodity price, adjusted for quality, location and other factors. The amount of revenue recognized is based on the agreed transaction price with any variability in transaction price recognized in the same period. Fees associated with marketing, transportation services and trans-loading services are based on fixed price contracts.

Cenovus’s revenue transactions do not contain significant financing components and payments are typically due within 30 days of revenue recognition. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose information about remaining performance obligations that have an original expected duration of one year or less and it does not have any long-term contracts with unfulfilled performance obligations.

New Accounting Standards and Interpretations not yet Adopted

D) New Accounting Standards and Interpretations not yet Adopted

A description of additional accounting standards and interpretations that will be adopted in future periods can be found in the notes to the annual Consolidated Financial Statements for the year ended December 31, 2017. The following provides an update to the disclosure in the annual Consolidated Financial Statements for the year ended December 31, 2017.

Leases

On January 13, 2016, the IASB issued IFRS 16, “Leases” (“IFRS 16”), which requires entities to recognize lease assets and lease obligations on the balance sheet. For lessees, IFRS 16 removes the classification of leases as either operating leases or finance leases, effectively treating all leases as finance leases. Certain short-term leases (less than 12 months) and leases of low-value assets are exempt from the requirements, and may continue to be treated as operating leases.

Lessors will continue with a dual lease classification model. Classification will determine how and when a lessor will recognize lease revenue, and what assets would be recorded.

IFRS 16 is effective for years beginning on or after January 1, 2019. The standard may be applied retrospectively or using a modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information as it recognizes the cumulative effect of applying the standard to prior periods as an adjustment to opening retained earnings. The Company plans to use the modified retrospective approach in its adoption of IFRS 16.

The Company has completed an initial assessment of the potential impact on its consolidated financial statements but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on the consolidated financial statements in the period of initial adoption will depend on future economic conditions, including Cenovus’s borrowing rate at January 1, 2019, the composition of the Company’s lease portfolio at the date of adoption, the Company’s assessment of whether it will exercise any lease renewal option and the extent the Company applies the practical expedients available.

The Company anticipates that the most significant impact of adopting IFRS 16 will be the recognition of right-of-use (“ROU”) assets and corresponding lease obligations on its operating leases for office space. In addition, the nature of the expenses related to these leases will change as IFRS 16 replaces the straight-line operating lease expense with depreciation expense on the ROU asset and a finance charge on the lease obligation.

On adoption of IFRS 16, the Company will recognize lease liabilities in relation to leases under the principles of the new standard. These liabilities will be measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The associated ROU asset will be measured at the amount equal to the lease liability on January 1, 2019 with no impact on retained earnings.

On initial adoption, the Company intends to use the following practical expedients permitted under the standard. Certain of these expedients are on a lease-by-lease basis and others are applicable by class of underlying assets. Management is still evaluating whether certain leases or classes of assets will not be subject to these elections.

•	Apply a single discount rate to a portfolio of leases with similar characteristics;
•	Account for leases with a remaining term of less than 12 months as at January 1, 2019 as short-term leases;
•	Account for lease payments as an expense and not recognize a ROU asset if the underlying asset is of a low dollar value;
•	The use of hindsight in determining the lease term where the contract contains terms to extend or terminate the lease; and
•	Use the Company’s previous assessment of impairment under IAS 37 for onerous contracts instead of re-assessing the ROU asset for impairment on January 1, 2019.

The Company currently does not intend to apply any grandfathering practical expedients.

Cenovus has assembled a multi-disciplinary transition team and has developed a detailed project plan. A process for identifying contracts in order to identify potential leases has been established and Cenovus is in the process of performing detailed evaluations of its contracts that are potentially leases under IFRS 16. Contract assessments, implementation of changes to policies, internal controls, information systems, and business and accounting processes, will continue throughout 2018.